UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.2%

Security	Principal Amount (000’s omitted)	Value
Education — 13.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,622,175
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,100,800
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	233,735
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	401,036
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,034,105
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,251,917
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	2,963,350
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43(1)(2)	2,800	3,288,656
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	1,993,878
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	473,913
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	315,401
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	958,308
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,003,810
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,045,738
California State University, 5.25%, 11/1/31	1,465	1,582,932

		$24,269,754

Electric Utilities — 10.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,027,424
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,807,458
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	1,943,689
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,082,023
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,133,682
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,592,738
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,124,811
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,279,794
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,368,208

		$18,359,827

Escrowed/Prerefunded — 2.1%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$3,772,097

		$3,772,097

General Obligations — 16.5%
California, 5.00%, 2/1/31	$820	$870,659
California, 5.00%, 4/1/37	1,500	1,575,540
California, 5.50%, 11/1/35	2,500	2,708,275
California, 6.00%, 4/1/38	1,000	1,151,810
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/37	1,125	1,207,339
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	235	230,850
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	260	254,904
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	310	306,838
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,105	1,119,177
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,577,884

1

Security	Principal Amount (000’s omitted)	Value
San Bernardino Community College District, 4.00%, 8/1/27	$4,000	$3,974,320
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,114,625
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,081,440
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,400	5,786,532
St. Helena Unified School District, (Election of 2012), 4.00%, 8/1/33	2,755	2,706,347

		$29,666,540

Hospital — 14.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$902,598
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,137,962
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,643,080
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,113,273
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	1,050	1,095,895
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	271,345
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,666,950
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,670	1,682,074
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,377,700
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	537,915
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,855	1,864,757
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	627,925
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	3,780	3,848,153
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,320
Washington Township Health Care District, 5.00%, 7/1/25	750	781,245
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,262,903

		$25,815,095

Housing — 0.9%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,223	$1,223,075
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	378	376,023

		$1,599,098

Industrial Development Revenue — 1.1%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$269,153
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,729,002

		$1,998,155

Insured-Education — 0.9%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,558,600

		$1,558,600

Insured-Electric Utilities — 1.1%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$1,887,480

		$1,887,480

Insured-Escrowed/Prerefunded — 5.0%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	$15,000	$8,900,550

		$8,900,550

Insured-General Obligations — 0.7%
Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	$1,300	$1,325,974

		$1,325,974

2

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 2.7%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$3,666,286
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,096,140

		$4,762,426

Insured-Special Tax Revenue — 4.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	$2,290	$2,322,861
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,995	1,003,293
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,336,280

		$7,662,434

Insured-Transportation — 2.8%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,012,518
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,660	1,678,194
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,314,539

		$5,005,251

Lease Revenue/Certificates of Participation — 1.4%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,591,339

		$2,591,339

Other Revenue — 0.3%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$520,680

		$520,680

Senior Living/Life Care — 2.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$671,488
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,655	1,676,300
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	239,817
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	901,850
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,108,030

		$4,597,485

Special Tax Revenue — 10.5%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$386,481
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	577,193
Corona Public Financing Authority, 5.80%, 9/1/20	1,695	1,699,390
Fairfield, Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	570	590,349
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	283,322
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	561,064
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	277,337
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	386,385
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	273,211
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,585	3,602,746
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33(3)	4,000	4,392,400
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,098,370
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	986,881

3

Security	Principal Amount (000’s omitted)	Value
Temecula Unified School District, 5.00%, 9/1/27	$350	$349,976
Temecula Unified School District, 5.00%, 9/1/37	535	508,336
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	1,000,020
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,015,730
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	900,594

		$18,889,785

Transportation — 9.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(4)	$4,005	$4,537,425
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,080	3,222,019
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,005,860
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,810,450
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,886,236

		$17,461,990

Water and Sewer — 3.5%
California Department of Water Resources, 5.00%, 12/1/29	$1,280	$1,428,339
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,193,720
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,735,625

		$6,357,684

Total Tax-Exempt Investments — 104.2% (identified cost $177,852,665)		$187,002,244

Other Assets, Less Liabilities — (4.2)%		$(7,584,106)

Net Assets — 100.0%		$179,418,138

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 10.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,837,207.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	80 U.S. 10-Year Treasury Note	Short	$(10,431,104)	$(10,125,000)	$306,104
9/13	25 U.S. Long Treasury Bond	Short	(3,515,970)	(3,396,094)	119,876

					$425,980

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $425,980.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,139,832

Gross unrealized appreciation	$12,374,663
Gross unrealized depreciation	(2,172,251)

Net unrealized appreciation	$10,202,412

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$187,002,244	$—	$187,002,244
Total Investments	$—	$187,002,244	$—	$187,002,244
Futures Contracts	$425,980	$—	$—	$425,980
Total	$425,980	$187,002,244	$—	$187,428,224

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,385,320
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,419,543
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	3,734,370

		$11,539,233

Education — 19.5%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$3,930	$4,525,827
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,170,785
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,121,984
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	4,714,880
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,598,320
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,224,650
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,592,200
University of Massachusetts Building Authority, 5.00%, 11/1/39	3,250	3,480,165

		$33,428,811

Escrowed/Prerefunded — 2.2%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,705,035
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,955	2,082,173

		$3,787,208

General Obligations — 12.2%
Boston, 4.00%, 4/1/24	$375	$408,562
Danvers, 5.25%, 7/1/36	2,800	3,074,008
Lexington, 4.00%, 2/1/22	1,315	1,480,690
Lexington, 4.00%, 2/1/23	1,095	1,231,623
Newton, 5.00%, 4/1/36	4,500	4,818,735
Plymouth, 5.00%, 5/1/26	710	791,906
Plymouth, 5.00%, 5/1/28	1,160	1,265,073
Plymouth, 5.00%, 5/1/31	1,090	1,177,156
Plymouth, 5.00%, 5/1/32	1,000	1,079,260
Wayland, 5.00%, 2/1/33	1,790	1,956,363
Wayland, 5.00%, 2/1/36	2,680	2,904,986
Winchester, 5.00%, 4/15/36	775	841,565

		$21,029,927

Hospital — 13.9%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,164,746
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,223,855
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	3,245	3,433,210
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,241,582
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,035,560

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	$3,320	$3,345,398
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,661,384
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	6,938,380
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	770,145

		$23,814,260

Industrial Development Revenue — 1.2%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$2,200	$2,044,020

		$2,044,020

Insured-Education — 7.1%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$5,873,350
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	6,291,831

		$12,165,181

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$227,338

		$227,338

Insured-General Obligations — 4.8%
Massachusetts, (BHAC), (FGIC), 0.754%, 5/1/37(3)	$8,800	$8,266,984

		$8,266,984

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,478,965

		$1,478,965

Insured-Special Tax Revenue — 6.3%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$5,652,714
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,182,600

		$10,835,314

Insured-Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,625	$1,728,041
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,375	4,030,206

		$5,758,247

Insured-Transportation — 6.4%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,897,610
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	8,042,290

		$10,939,900

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,790,754
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,333,536
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,722,105

		$4,846,395

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.4%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,328,754
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	550,011
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16(4)	265	265,056
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(4)	460	460,143
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(4)	475	475,318
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	577,466
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,126,531

		$5,783,279

Special Tax Revenue — 8.0%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$468,745
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,174,318
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,005,535
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,438,462
Massachusetts, Transportation Fund, Gas Tax Revenue, (Accelerated Bridge Program), 4.00%, 6/1/28	4,000	4,098,280
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	85,629
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,409,968

		$13,680,937

Transportation — 2.4%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,155,113

		$4,155,113

Water and Sewer — 5.1%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15(5)	$3,155	$3,169,418
Boston Water and Sewer Commission, 4.00%, 11/1/25	2,500	2,672,100
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,663,853
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,250	1,327,425

		$8,832,796

Total Tax-Exempt Investments — 106.3% (identified cost $170,290,728)		$182,613,908

Other Assets, Less Liabilities — (6.3)%		$(10,867,930)

Net Assets — 100.0%		$171,745,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 27.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 9.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,651,831.

(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	112 U.S. Long Treasury Bond	Short	$(15,751,545)	$(15,214,500)	$537,045

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $537,045.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$152,853,446

Gross unrealized appreciation	$14,050,359
Gross unrealized depreciation	(779,897)

Net unrealized appreciation	$13,270,462

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$182,613,908	$—	$182,613,908
Total Investments	$—	$182,613,908	$—	$182,613,908
Futures Contracts	$537,045	$—	$—	$537,045
Total	$537,045	$182,613,908	$—	$183,150,953

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 113.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$15,713,801
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	31,410	30,975,286

		$46,689,087

Cogeneration — 0.3%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$16,282	$14,030,430

		$14,030,430

Education — 4.5%
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	$575	$675,349
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43(1)(2)	50,000	58,726,000
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	4,750	5,364,413
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	50,748,968
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	15,842,479
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,081,920
Rutgers State University, NJ, 5.00%, 5/1/43(3)	37,195	39,203,158
University of Illinois, 4.00%, 4/1/31	16,525	16,052,881

		$195,695,168

Electric Utilities — 3.3%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,472,986
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	20,025	18,911,009
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	10,000	9,190,400
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	44,248,260
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/38(3)	5,000	5,341,450
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	56,067,593

		$143,231,698

Escrowed/Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,110,640

		$3,110,640

General Obligations — 16.9%
California, 5.00%, 2/1/31	$17,595	$18,682,019
California, 5.00%, 4/1/37	32,165	33,784,829
Clark County, NV, 5.00%, 6/1/38(2)	94,200	98,024,520
Clear Creek Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/28	16,245	16,710,744
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	10,000	11,100,200
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/25	500	320,400
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/26	2,590	1,553,482
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/27	2,650	1,481,430
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/28	2,500	1,279,175
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/29	2,590	1,227,582
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/30	2,000	887,120
Florida Board of Education, 4.00%, 6/1/26	12,240	12,716,503
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,576,301
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	1,644,767
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	4,110	1,842,431

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.25%, 7/1/30(3)	$7,085	$7,217,490
Illinois, 5.25%, 7/1/31(3)	5,315	5,401,847
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,409,548
Louisiana, 4.00%, 8/1/28(2)	23,200	23,678,616
Louisiana, 4.00%, 8/1/29(2)	23,940	24,212,677
Louisiana, 4.00%, 8/1/30(2)	15,760	15,843,213
Louisiana, 4.00%, 8/1/31(2)	15,920	15,931,622
Newton, MA, 5.00%, 4/1/36	5,275	5,648,628
Newton, MA, 5.00%, 4/1/39	11,480	12,276,482
Pennsylvania, 4.00%, 4/1/30	48,535	48,415,119
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,763,100
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	44,796,022
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	5,506,044
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	7,737,493
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	6,998,155
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	36,300	37,503,708
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	19,955	16,165,146
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	57,400	61,508,692
Texas, (AMT), 5.00%, 8/1/31	8,000	8,525,280
Texas, (AMT), 5.00%, 8/1/36	9,465	9,946,390
Texas, (Texas Transportation Commission), 4.50%, 4/1/33(2)	40,875	41,866,219
Washington, 4.00%, 7/1/26	26,555	27,622,511
Washington, 4.00%, 7/1/27	20,945	21,466,530
Washington, 5.00%, 2/1/31	15,720	16,985,617
Washington, 5.00%, 2/1/33	21,255	22,850,188
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	14,652,642

		$731,760,482

Health Care-Miscellaneous — 0.0%(4)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	$634	$634,413
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	680	680,690

		$1,315,103

Hospital — 15.5%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)(2)	$34,260	$34,522,774
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,083,097
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)(2)	36,700	40,691,125
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,538,439
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,127,743
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	20,393,754
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	36,605	36,807,060
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	84,560	86,084,617
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	57,980	58,847,961
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	65,582,766
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,487,201

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	$4,060	$4,101,818
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	16,530,573
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,234,636
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	3,500	3,570,630
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	39,000	40,496,040
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	9,000	9,164,160
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(2)	63,000	63,863,730
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(2)	75,000	75,719,250
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/37	8,835	8,969,469
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	18,294,602
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,046,018
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,475	8,688,570
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	9,115,259

		$672,961,292

Housing — 1.4%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,810	$4,845,772
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,380	7,669,887
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	7,786,352
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	19,247,207
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,672,125

		$59,221,343

Industrial Development Revenue — 4.7%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,530	$5,205,389
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	11,713,696
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	33,311,306
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,500	3,488,765
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,769,622
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	86,056
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	55,015,565
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,800	54,988,662

		$205,579,061

Insured-Electric Utilities — 0.9%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$41,146,084

		$41,146,084

Insured-General Obligations — 2.3%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$2,140	$1,947,785
Illinois, (AGM), 4.125%, 4/1/33	15,535	13,841,530
Illinois, (AGM), 5.00%, 4/1/26	16,250	16,979,788
Illinois, (AGM), 5.00%, 4/1/27	15,000	15,562,050
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	51,625	52,656,467

		$100,987,620

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 1.2%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$38,800	$38,866,348
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,071,600

		$51,937,948

Insured – Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,473,207

		$10,473,207

Insured – Other Revenue — 3.3%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$40,700	$23,317,030
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	16,035,373
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	19,814,703
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	4,299,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	12,971,954
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,747,961
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	59,244,000

		$142,430,521

Insured – Special Tax Revenue — 6.7%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$13,681,992
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	19,299,073
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	17,000	9,990,730
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	12,576,960
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,513,695
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	9,263,681
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	24,786,297
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	36,363,600
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	24,503,952
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	7,895,422
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	50,000	6,306,000
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,235	425,383
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,085,635	82,367,127
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	175,940	25,235,074
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,382,056
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	11,349,695

		$291,940,737

Insured – Student Loan — 1.9%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$41,855	$44,509,025
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,630	38,349,140

		$82,858,165

Insured – Transportation — 6.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,292,812
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	5,178,770
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	50,000	51,716,000
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	38,666,675
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	61,907,973
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	30,170	30,500,663
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,232,032

Security	Principal Amount (000’s omitted)	Value
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	$46,300	$32,417,871
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,959,857
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	33,912,008
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	8,253,767

		$298,038,428

Lease Revenue/Certificates of Participation — 3.3%
Charleston Educational Excellence Finance Corp., SC, (Charleston County School District), 4.00%, 12/1/28	$13,535	$13,503,734
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	38,385	42,172,832
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	47,592,780
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31(6)	36,925	40,412,935

		$143,682,281

Nursing Home — 0.6%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,540	$7,587,427
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,325	8,850,171
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	7,920	7,923,326
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,540	1,420,080

		$25,781,004

Other Revenue — 5.2%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$14,313,885
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	16,295	18,248,771
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	8,754,777
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	199,748
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	5,178,230
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	21,260,099
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	12,000	9,799,440
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	19,000	14,997,080
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	20,441,231
Seminole Tribe, FL, 5.25%, 10/1/27(5)	1,000	1,048,550
Seminole Tribe, FL, 5.50%, 10/1/24(5)	11,915	12,684,471
Seminole Tribe, FL, 5.75%, 10/1/22(5)	2,100	2,262,897
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	68,720	79,414,206
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,405	4,423,589
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	11,630	11,527,540

		$224,554,514

Senior Living/Life Care — 0.2%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$410	$101,176
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	16,435	8,214,377
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,750,718

		$10,066,271

Special Tax Revenue — 5.8%
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	$890	$753,278
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	230	228,776
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	555	570,995

Security	Principal Amount (000’s omitted)	Value
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	$430	$435,229
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	9,621,465
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	9,233,397
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	9,804,168
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	32,045,631
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/43(3)	28,105	29,859,876
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	39,175	17,922,954
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	30,854,599
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(8)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(8)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	165	134,241
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	184,195
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	260	250,572
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	159,232
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35	15,630	16,654,703
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/42	23,775	25,313,718
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	26,675	29,407,587
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	520,415	33,676,058
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,075	908,139
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	545	478,357
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	395	237,999
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,162,553
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	370	372,065

		$250,269,787

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$15,825,640
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	5,625	5,539,500
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	7,785	8,308,775

		$29,673,915

Transportation — 24.1%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,598,926
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/32	21,430	21,779,309
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/37	38,450	38,525,362
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	12,000	11,982,120
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/38	8,000	8,246,400
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	14,164,634
Illinois Toll Highway Authority, 5.25%, 1/1/30(1)(2)	18,180	19,470,780
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	16,200	16,946,982
Metropolitan Transportation Authority, NY, 5.00%, 11/15/43	25,335	26,070,222
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	15,247,370
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,255,487
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/31(3)	6,000	6,279,120

Security	Principal Amount (000’s omitted)	Value
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/33(3)	$2,295	$2,384,482
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/38(3)	1,750	1,799,403
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	15,870	16,276,589
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	47,090	50,211,596
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	12,885	12,609,776
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/36	91,425	25,305,526
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	50,000	12,100,500
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38(6)	55,250	62,609,300
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	26,295,597
New Jersey Turnpike Authority, 5.00%, 1/1/43	22,880	23,770,947
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	18,230	19,035,037
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	16,709,028
North Texas Tollway Authority, 5.50%, 9/1/41	24,340	26,791,768
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	71,752,405
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	15,648,000
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	15,281,226
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	9,629,838
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	11,968,549
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,008,651
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	23,356,750
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,419,500
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	21,923,103
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	12,363,805
Port Authority of New York and New Jersey, 5.25%, 7/15/36	10,310	11,346,671
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/30	11,655	10,966,190
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/34	15,175	13,859,631
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36	12,650	11,444,581
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	19,035	18,760,515
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	12,505	12,620,921
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	80,490	81,236,142
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36	22,725	23,759,215
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,696,952
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	34,525,496
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	27,837,165
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	15,105	15,170,103
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,427,618

		$1,043,469,288

Water and Sewer — 2.8%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$10,330	$9,997,580
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	17,855	17,361,488
Detroit, MI, Water Supply System, 5.25%, 7/1/41	9,395	9,126,679
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	37,325,784
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	42,030	47,430,435

		$121,241,966

Total Tax-Exempt Municipal Securities — 113.9% (identified cost $4,812,726,831)		$4,942,146,040

Taxable Municipal Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 2.8%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(9)	$50,000	$55,289,500
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(9)	60,080	65,233,062

		$120,522,562

General Obligations — 0.0%(4)
Washington, Motor Vehicle Fuel Tax, 5.14%, 8/1/40(9)	$1,025	$1,140,845

		$1,140,845

Insured-Special Tax Revenue — 0.4%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$17,420	$15,726,602

		$15,726,602

Total Taxable Municipal Securities — 3.2% (identified cost $147,901,166)		$137,390,009

Total Investments — 117.1% (identified cost $4,960,627,997)		$5,079,536,049

Other Assets, Less Liabilities — (17.1)%		$(742,356,304)

Net Assets — 100.0%		$4,337,179,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	20.0%
New York	19.0%
California	18.1%
Florida	11.2%
Others, representing less than 10% individually	48.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 20.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 7.1% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $91,721,788.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $42,107,541 or 1.0% of the Fund’s net assets.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	1,000 U.S. Long Treasury Bond	Short	$(140,638,795)	$(135,843,750)	$4,795,045

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $4,795,045.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,141,847,007

Gross unrealized appreciation	$336,036,562
Gross unrealized depreciation	(181,207,520)

Net unrealized appreciation	$154,829,042

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$4,942,146,040	$—	$4,942,146,040
Taxable Municipal Securities	—	137,390,009	—	137,390,009
Total Investments	$—	$5,079,536,049	$—	$5,079,536,049
Futures Contracts	$4,795,045	$—	$—	$4,795,045
Total	$4,795,045	$5,079,536,049	$—	$5,084,331,094

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,323,700
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,908,956

		$15,232,656

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,094,705

		$4,094,705

Education — 22.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,090,673
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,178,592
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	251,785
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,855,174
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,023,750
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,023,350
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,805,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,674,625
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,229,750
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,090,721
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,232,377
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	269,635
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,541,220
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	5,000	5,093,500
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,315,380
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	5,888,850
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,002,175
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,592,638

		$71,159,495

Electric Utilities — 4.1%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,359,333
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,022,800
New York Power Authority, 5.00%, 11/15/31	1,000	1,092,900
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,765,289

		$13,240,322

General Obligations — 5.4%
New York, 5.00%, 12/15/30	$5,000	$5,510,600
New York City, 5.30%, 4/1/27	250	280,597
New York City, 5.375%, 4/1/36	5,000	5,663,050
New York City, 6.25%, 10/15/28	4,000	4,716,360
Saratoga County, 4.75%, 7/15/37	1,000	1,035,800

		$17,206,407

1

Security	Principal Amount (000’s omitted)	Value
Health Care-Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$165	$165,670

		$165,670

Hospital — 14.2%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$407,688
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,743,428
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,335	2,338,199
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,463,222
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	6,869,542
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,018,260
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,735,235
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,208,635
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,654,620
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,523,916
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,013,412
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,752,035
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,591
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	3,598,102
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,342,969

		$45,364,854

Housing — 2.7%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,522,575
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,025,620
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,074,100
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	875	891,240
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	45	45,038

		$8,558,573

Industrial Development Revenue — 4.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,422,281
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	2,580	2,444,266
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,000,300
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	815	835,212

		$12,702,059

Insured-Education — 2.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$6,910,926
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,409,368

		$9,320,294

Insured-Electric Utilities — 1.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,925,878

		$4,925,878

Insured-Escrowed/Prerefunded — 4.9%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,577,284

2

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	$4,385	$2,753,298
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	9,376,007
New York Urban Development Corp., (FGIC), (NPFG), Prerefunded to 3/15/14, 5.25%, 3/15/34	1,000	1,035,750

		$15,742,339

Insured-General Obligations — 1.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,158,913
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,064,932
Jamestown, (AMBAC), 7.10%, 3/15/14	515	538,154

		$5,761,999

Insured-Other Revenue — 2.4%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$4,643,684
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,116,083
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,814,489

		$7,574,256

Insured-Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$6,750	$2,517,750

		$2,517,750

Insured-Transportation — 0.8%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,724,915

		$2,724,915

Insured-Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,577,537

		$2,577,537

Lease Revenue/Certificates of Participation — 4.0%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,769,934

		$12,769,934

Other Revenue — 5.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,199,996
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,411,074
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,894,458
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,058,560
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,221,542
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,356,900

		$16,142,530

Senior Living/Life Care — 1.4%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,144
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	743,162
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	309,023
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,547,274

		$4,399,603

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.7%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,203,251
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/32	1,445	601,929
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,686,085
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,285,800
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,598,625
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	5,833,300
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,123,377

		$18,332,367

Transportation — 11.4%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,454,146
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,810,405
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,979,593
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,339,885
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,441,453
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	12,677,280
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,830,150
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,026,900

		$36,559,812

Water and Sewer — 2.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$266,163
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	252,059
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	136,804
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	204,522
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	196,414
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	186,849
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	177,226
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,610,865
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,062,460
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	3,450	3,893,290

		$7,986,652

Total Tax-Exempt Investments — 104.8% (identified cost $311,709,351)		$335,060,607

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(3)(4)(5)	400	$1,280,000

Total Miscellaneous — 0.4% (identified cost $1,280,000)		$1,280,000

Total Investments — 105.2% (identified cost $312,989,351)		$336,340,607

Other Assets, Less Liabilities — (5.2)%		$(16,631,960)

Net Assets — 100.0%		$319,708,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

4

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,593,291.

(3)	Non-income producing.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $1,280,000 or 0.4% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	192 U.S. Long Treasury Bond	Short	$(27,002,649)	$(26,082,000)	$920,649

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $920,649.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$278,740,015

Gross unrealized appreciation	$26,219,050
Gross unrealized depreciation	(3,143,458)

Net unrealized appreciation	$23,075,592

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$335,060,607	$—	$335,060,607
Miscellaneous	—	—	1,280,000	1,280,000
Total Investments	$—	$335,060,607	$1,280,000	$336,340,607
Futures Contracts	$920,649	$—	$—	$920,649
Total	$920,649	$335,060,607	$1,280,000	$337,261,256

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2013 is not presented.

At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.2%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$485	$481,605
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	595	592,715
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,471,694
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	830,670
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	750	825,443
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,210,560
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,835	4,768,084

		$10,180,771

Education — 7.2%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,749,300
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,269,200
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	650,853
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/37(1)	1,000	1,036,670
Ohio State University, 4.00%, 6/1/33	1,000	977,120
Ohio State University, 5.00%, 12/1/29	1,060	1,212,227
University of Cincinnati, 5.00%, 6/1/28	1,000	1,098,650
Wright State University, 5.00%, 5/1/31	1,000	1,047,480

		$14,041,500

Electric Utilities — 0.8%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$1,530	$1,588,568

		$1,588,568

Escrowed/Prerefunded — 1.1%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$54,035
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,000	2,087,420

		$2,141,455

General Obligations — 4.5%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,135,800
Cuyahoga County, 4.00%, 12/1/37	3,000	2,873,430
Highland Local School District, 5.50%, 12/1/36	1,000	1,116,500
Marysville Exempted Village School District, 4.00%, 12/1/25	1,320	1,340,011
Ohio, 4.50%, 2/1/32	1,300	1,359,150
South-Western City School District, 4.50%, 12/1/31	1,000	1,047,910

		$8,872,801

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,500	$2,574,850
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,750	1,786,172
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,590,800
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	973,788
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,293,788
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,120,110
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	433,095
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,051,971
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,507,278

		$18,331,852

Industrial Development Revenue — 1.7%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,362,293
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	1,000	997,670

		$3,359,963

Insured-Education — 4.5%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,309,306
Miami University, (AMBAC), 3.25%, 9/1/26	750	725,948
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,966,531
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,821,446

		$8,823,231

Insured-Electric Utilities — 10.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,658,491
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,298,600
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,107,800
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,060,791
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,743,150
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,363,025
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,445,348
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,005	946,499

		$19,623,704

Insured-Escrowed/Prerefunded — 6.9%
Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,020,180
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	3,700	4,096,196
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,707,570
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,090,310
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	945,395
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,401,658
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,956,721
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,407,269

		$13,625,299

2

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 26.8%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,394,796
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,043,275
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	2,914,725
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	8,744,175
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,488,026
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	865,804
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	11,236,837
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,169,264
Pickerington Local School District, (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,423,560
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	5,653,950
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,055,795
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	7,654,830

		$52,645,037

Insured – Hospital — 3.7%
Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31(3)	$3,350	$3,370,770
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	815	817,355
Lorain County, (Catholic Healthcare Partners), (AGM), 18.393%, 2/1/29(4)(5)(6)	2,575	3,009,248

		$7,197,373

Insured – Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,125	$1,420,815

		$1,420,815

Insured – Transportation — 7.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,920	$1,998,259
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	7,000	8,393,700
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(7)	5,000	4,627,900

		$15,019,859

Insured – Water and Sewer — 2.7%
Cleveland, Waterworks System, (NPFG), 5.00%, 1/1/37	$5,000	$5,202,500

		$5,202,500

Lease Revenue/Certificates of Participation — 1.6%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,606,335
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,611,690

		$3,218,025

Other Revenue — 3.1%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,633,683
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,488,015

		$6,121,698

Senior Living/Life Care — 0.8%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$599,674
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33(1)	905	933,833

		$1,533,507

Special Tax Revenue — 1.2%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$570	$629,531
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,011,647
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	758,349

		$2,399,527

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.7%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,176,130
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,142,867

		$7,318,997

Total Tax-Exempt Investments — 103.2% (identified cost $192,579,348)		$202,666,482

Other Assets, Less Liabilities — (3.2)%		$(6,226,459)

Net Assets — 100.0%		$196,440,023

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 61.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 26.3% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $3,009,248 or 1.5% of the Fund’s net assets.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2013.

(7)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,127,900.

4

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	103 U.S. Long Treasury Bond	Short	$(14,485,796)	$(13,991,906)	$493,890

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $493,890.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$184,556,706

Gross unrealized appreciation	$13,250,827
Gross unrealized depreciation	(2,641,051)

Net unrealized appreciation	$10,609,776

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$202,666,482	$—	$202,666,482
Total Investments	$—	$202,666,482	$—	$202,666,482
Futures Contracts	$493,890	$—	$—	$493,890
Total	$493,890	$202,666,482	$—	$203,160,372

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013